PGIM Quant Solutions Mid-Cap Index Fund Performance Management - PGIM Quant Solutions Mid-Cap Index Fund	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.The Fund’s total returns prior to December 11, 2023, as reflected in the bar chart and the table, are the returns of the Fund when it followed a different investment objective and strategies and was an actively-managed fund under the name “PGIM Quant Solutions Mid-Cap Core Fund.”
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Bar Chart [Heading]	Annual Total Returns (Class R6 Shares)1
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:22.84%4th Quarter 2020-33.25%1st Quarter 2020[1] The total return of the Fund's Class R6 shares from January 1, 2026 throughJune 30, 2026was17.17%
Performance Table Heading	Average Annual Total Returns % (as of 12-31-25)
Performance Table Narrative	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.pgim.com/investments
R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	1 The total return of the Fund's Class R6 shares from January 1, 2026 through
Bar Chart, Year to Date Return	17.17%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.84%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(33.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020